Investments in Associate (Tables)	12 Months Ended
Dec. 31, 2020
Investments in Associate [abstract]
Disclosure of Associates

Investments in associates were comprised of:

	Medgold	Prospero	Total
Balance at December 31, 2018	$3,075	$1,202	$4,277
Write-down of investment	(1,937)	(784)	(2,721)
Share of net loss	(164)	(61)	(225)
Balance at December 31, 2019	974	357	1,331
Share of net loss	(47)	(29)	(76)
Transfer to investments in equity securities	(927)	(328)	(1,255)
Balance at December 31, 2020	$-	$-	$-